Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 24, 2021	Aug. 12, 2020	Feb. 19, 2020
Shareholders Equity [line items]
Subscribed and paid-in capital stock	1,115,005,712	1,112,810,192
Common shares authorized	1,600,000,000
Price of the shares issued	R$ 23.74	R$ 25.48
Common shares outstanding	47,413,094	46,518,315	55,725,974
Shares held in treasury	24,739,626	26,780,298	26,780,298
Average cost	R$ 19.77	R$ 18.12	R$ 18.12
Increase in capital reserves	R$ 498,812				R$ 1,691	R$ 53,072
Incurred costs directly attributable to issuing new shares	2,260
Retention of profits and investments reserve	3,658,265	R$ 3,290,073
Dividends payable		R$ 261,470
Dividends per share		R$ 0.24
Rights Outstanding				70,939	86,978	2,108,542
Proposed dividends payable	R$ 479,748
Proposed dividends payable per share	R$ 0.44